Portfolio of investments—November 30, 2025 (unaudited)
Portfolio of investments

	Interest rate	Maturity date	Principal	Value
Asset-backed securities: 0.44%
Frontier Issuer LLC Series 2024-1 Class C144A	11.16%	6-20-2054	$318,618	$357,015
Uniti Fiber ABS Issuer LLC Series 2025-1A Class B144A	6.37	4-20-2055	680,000	699,194
Total asset-backed securities (Cost $1,002,054)				1,056,209

	Shares
Common stocks: 1.04%
Energy: 1.03%
Oil, gas & consumable fuels: 1.03%
Enviva, Inc. (Acquired 12-06-2024, cost $1,032,751)†˃	165,020	2,491,802
Investment Companies: 0.01%
Resolute Topco, Inc.‡†	8,524	19,179
Total common stocks (Cost $1,160,611)		2,510,981

			Principal
Corporate bonds and notes: 75.99%
Basic materials: 2.19%
Chemicals: 1.67%
Celanese U.S. Holdings LLC	6.50	4-15-2030	$1,200,000	1,198,100
Celanese U.S. Holdings LLC	6.88	7-15-2032	475,000	484,601
Chemours Co.144A	8.00	1-15-2033	1,155,000	1,123,687
SCIH Salt Holdings, Inc.144A	6.63	5-1-2029	1,205,000	1,210,182
				4,016,570
Iron/steel: 0.52%
Cleveland-Cliffs, Inc.144A	7.00	3-15-2032	1,230,000	1,260,807
Communications: 11.85%
Advertising: 1.33%
Clear Channel Outdoor Holdings, Inc.144A	7.13	2-15-2031	1,460,000	1,519,578
Clear Channel Outdoor Holdings, Inc.144A	7.50	3-15-2033	90,000	94,596
Outfront Media Capital LLC/Outfront Media Capital Corp.144A	4.63	3-15-2030	500,000	486,441
Outfront Media Capital LLC/Outfront Media Capital Corp.144A	7.38	2-15-2031	1,050,000	1,112,744
				3,213,359
Internet: 1.69%
Arches Buyer, Inc.144A	4.25	6-1-2028	675,000	665,195
Arches Buyer, Inc.144A	6.13	12-1-2028	175,000	171,286
Cablevision Lightpath LLC144A	5.63	9-15-2028	875,000	857,760
Match Group Holdings II LLC144A	5.63	2-15-2029	975,000	978,642
Match Group Holdings II LLC144A	6.13	9-15-2033	655,000	664,197
Wayfair LLC144A	6.75	11-15-2032	715,000	729,552
				4,066,632
Media: 5.31%
CCO Holdings LLC/CCO Holdings Capital Corp.144A	4.25	1-15-2034	2,170,000	1,838,702
CCO Holdings LLC/CCO Holdings Capital Corp.144A	4.50	8-15-2030	3,000,000	2,807,077
See accompanying notes to portfolio of investments
Allspring High Yield Bond Fund | 1

Portfolio of investments—November 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Media(continued)
CCO Holdings LLC/CCO Holdings Capital Corp.	4.50%	5-1-2032	$130,000	$117,113
CSC Holdings LLC144A	3.38	2-15-2031	965,000	535,901
CSC Holdings LLC144A	5.50	4-15-2027	950,000	819,734
CSC Holdings LLC144A	5.75	1-15-2030	560,000	206,871
CSC Holdings LLC144A	11.25	5-15-2028	750,000	581,760
DIRECTV Financing LLC/DIRECTV Financing Co-Obligor, Inc.144A	5.88	8-15-2027	235,000	235,069
DISH DBS Corp.144A	5.75	12-1-2028	570,000	550,814
DISH Network Corp.144A	11.75	11-15-2027	1,900,000	1,983,999
Gray Media, Inc.144A	9.63	7-15-2032	720,000	746,215
Paramount Global (U.S. SOFR 3 Month+3.90%)±	6.25	2-28-2057	885,000	861,437
Sirius XM Radio LLC144A	4.13	7-1-2030	1,625,000	1,538,656
				12,823,348
Telecommunications: 3.52%
Cipher Compute LLC144A	7.13	11-15-2030	175,000	177,789
CommScope LLC144A	8.25	3-1-2027	965,000	967,113
EchoStar Corp. (PIK at 6.75%)¥	6.75	11-30-2030	2,903,950	3,015,868
Level 3 Financing, Inc.144A	3.63	1-15-2029	825,000	742,797
Level 3 Financing, Inc.144A	3.88	10-15-2030	875,000	782,924
Level 3 Financing, Inc.144A	6.88	6-30-2033	830,000	845,261
Lumen Technologies, Inc.144A	10.00	10-15-2032	888,125	894,653
Windstream Services LLC/Windstream Escrow Finance Corp.144A	8.25	10-1-2031	1,040,000	1,079,769
				8,506,174
Consumer, cyclical: 13.22%
Airlines: 0.24%
JetBlue Airways Corp./JetBlue Loyalty LP144A	9.88	9-20-2031	580,000	572,895
Apparel: 0.34%
Beach Acquisition Bidco LLC (PIK at 10.75%)144A¥	10.00	7-15-2033	755,000	817,021
Auto manufacturers: 0.09%
Nissan Motor Acceptance Co. LLC144A	7.05	9-15-2028	210,000	216,646
Auto parts & equipment: 1.41%
Adient Global Holdings Ltd.144A	7.50	2-15-2033	1,035,000	1,071,518
Adient Global Holdings Ltd.144A	8.25	4-15-2031	190,000	199,696
American Axle & Manufacturing, Inc.	5.00	10-1-2029	620,000	594,219
American Axle & Manufacturing, Inc.144A	7.75	10-15-2033	425,000	429,226
ZF North America Capital, Inc.144A	6.88	4-23-2032	680,000	646,040
ZF North America Capital, Inc.144A	7.50	3-24-2031	460,000	455,143
				3,395,842
Entertainment: 2.54%
Churchill Downs, Inc.144A	6.75	5-1-2031	1,085,000	1,119,076
Cinemark USA, Inc.144A	7.00	8-1-2032	1,875,000	1,954,316
Six Flags Entertainment Corp.144A	7.25	5-15-2031	240,000	228,848
Six Flags Entertainment Corp./Six Flags Theme Parks, Inc./Canada’s Wonderland Co.144A	6.63	5-1-2032	1,390,000	1,386,605
See accompanying notes to portfolio of investments
2 | Allspring High Yield Bond Fund

Portfolio of investments—November 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Entertainment(continued)
WarnerMedia Holdings, Inc.	4.05%	3-15-2029	$770,000	$746,894
WarnerMedia Holdings, Inc.	5.05	3-15-2042	880,000	703,886
				6,139,625
Home builders: 1.20%
Ashton Woods USA LLC/Ashton Woods Finance Co.144A	6.88	8-1-2033	825,000	829,203
Century Communities, Inc.144A	6.63	9-15-2033	595,000	603,359
K Hovnanian Enterprises, Inc.144A	8.38	10-1-2033	480,000	494,232
LGI Homes, Inc.144A	8.75	12-15-2028	940,000	979,323
				2,906,117
Home furnishings: 0.30%
Whirlpool Corp.	6.13	6-15-2030	710,000	717,139
Housewares: 0.79%
Central Garden & Pet Co.	4.13	10-15-2030	300,000	287,532
Newell Brands, Inc.	6.38	5-15-2030	810,000	778,388
Newell Brands, Inc.144A	8.50	6-1-2028	800,000	832,781
				1,898,701
Leisure time: 1.42%
NCL Corp. Ltd.144A	6.25	9-15-2033	820,000	810,183
NCL Corp. Ltd.144A	6.75	2-1-2032	510,000	517,599
NCL Corp. Ltd.144A	7.75	2-15-2029	450,000	477,456
Sabre Global, Inc.144A	10.75	11-15-2029	1,325,000	1,166,041
Sabre Global, Inc.144A	11.13	7-15-2030	210,000	181,637
Viking Cruises Ltd.144A	5.88	10-15-2033	280,000	284,539
				3,437,455
Lodging: 0.48%
Genting New York LLC/GENNY Capital, Inc.144A	7.25	10-1-2029	875,000	904,628
Hilton Domestic Operating Co., Inc.144A	6.13	4-1-2032	250,000	259,260
				1,163,888
Retail: 4.41%
Advance Auto Parts, Inc.144A	7.38	8-1-2033	735,000	748,774
Carvana Co.144A¥	9.00	6-1-2030	1,910,000	2,002,753
Carvana Co.144A¥	9.00	6-1-2031	595,000	669,179
FirstCash, Inc.144A	6.88	3-1-2032	1,500,000	1,559,690
Lithia Motors, Inc.144A	4.38	1-15-2031	300,000	287,927
Macy’s Retail Holdings LLC144A	6.13	3-15-2032	805,000	808,831
Michaels Cos., Inc.144A	7.88	5-1-2029	600,000	544,653
PetSmart LLC/PetSmart Finance Corp.144A	7.50	9-15-2032	770,000	775,897
PetSmart LLC/PetSmart Finance Corp.144A	10.00	9-15-2033	680,000	695,314
QXO Building Products, Inc.144A	6.75	4-30-2032	775,000	809,345
Sally Holdings LLC/Sally Capital, Inc.	6.75	3-1-2032	595,000	622,402
See accompanying notes to portfolio of investments
Allspring High Yield Bond Fund | 3

Portfolio of investments—November 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Retail(continued)
Sonic Automotive, Inc.144A	4.63%	11-15-2029	$400,000	$391,095
Sonic Automotive, Inc.144A	4.88	11-15-2031	750,000	721,837
				10,637,697
Consumer, non-cyclical: 12.15%
Commercial services: 5.01%
ADT Security Corp.144A	5.88	10-15-2033	405,000	411,057
Allied Universal Holdco LLC144A	7.88	2-15-2031	865,000	910,721
Block, Inc.	6.50	5-15-2032	1,000,000	1,045,073
CoreCivic, Inc.	8.25	4-15-2029	2,015,000	2,122,849
GEO Group, Inc.	8.63	4-15-2029	1,295,000	1,364,606
GEO Group, Inc.	10.25	4-15-2031	1,150,000	1,261,893
Herc Holdings, Inc.144A	7.00	6-15-2030	1,150,000	1,207,192
Herc Holdings, Inc.144A	7.25	6-15-2033	665,000	704,001
Service Corp. International	5.75	10-15-2032	700,000	714,290
Sotheby’s/BidFair Holdings, Inc.144A	5.88	6-1-2029	1,495,000	1,406,118
Veritiv Operating Co.144A	10.50	11-30-2030	885,000	951,139
				12,098,939
Food: 1.08%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC144A	5.88	2-15-2028	765,000	766,190
B&G Foods, Inc.144A	8.00	9-15-2028	630,000	624,995
Lamb Weston Holdings, Inc.144A	4.38	1-31-2032	770,000	736,993
Performance Food Group, Inc.144A	6.13	9-15-2032	475,000	488,676
				2,616,854
Healthcare-services: 5.20%
CHS/Community Health Systems, Inc.144A	5.25	5-15-2030	625,000	590,435
CHS/Community Health Systems, Inc.144A	6.00	1-15-2029	730,000	729,940
CHS/Community Health Systems, Inc.144A	10.88	1-15-2032	450,000	486,056
Concentra Health Services, Inc.144A	6.88	7-15-2032	1,115,000	1,167,378
DaVita, Inc.144A	6.88	9-1-2032	2,335,000	2,429,633
IQVIA, Inc.144A	6.25	6-1-2032	375,000	392,237
Molina Healthcare, Inc.144A	6.25	1-15-2033	515,000	516,167
MPH Acquisition Holdings LLC144A	5.75	12-31-2030	462,178	407,174
MPH Acquisition Holdings LLC (PIK at 0.75%)144A¥	6.75	3-31-2031	580,000	506,050
MPH Acquisition Holdings LLC (PIK at 5.00%)144A¥	11.50	12-31-2030	508,107	545,292
Pediatrix Medical Group, Inc.144A	5.38	2-15-2030	960,000	962,722
Radiology Partners, Inc.144A	8.50	7-15-2032	840,000	872,550
Star Parent, Inc.144A	9.00	10-1-2030	1,150,000	1,232,455
Surgery Center Holdings, Inc.144A	7.25	4-15-2032	795,000	815,843
Tenet Healthcare Corp.	6.75	5-15-2031	850,000	885,600
				12,539,532
See accompanying notes to portfolio of investments
4 | Allspring High Yield Bond Fund

Portfolio of investments—November 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Pharmaceuticals: 0.86%
AdaptHealth LLC144A	5.13%	3-1-2030	$1,055,000	$1,024,475
Endo Finance Holdings, Inc.144A	8.50	4-15-2031	1,000,000	1,040,276
				2,064,751
Energy: 9.72%
Energy-alternate sources: 0.00%
Enviva Partners LP/Enviva Partners Finance Corp.144A♦†	6.50	1-15-2026	3,940,000	0
Oil & gas: 2.33%
California Resources Corp.144A	7.00	1-15-2034	355,000	354,107
California Resources Corp.144A	8.25	6-15-2029	1,100,000	1,150,903
Caturus Energy LLC144A	8.50	2-15-2030	275,000	283,753
Civitas Resources, Inc.144A	9.63	6-15-2033	575,000	620,122
Hilcorp Energy I LP/Hilcorp Finance Co.144A	6.00	2-1-2031	410,000	385,733
Kraken Oil & Gas Partners LLC144A	7.63	8-15-2029	375,000	371,217
Murphy Oil Corp.	6.00	10-1-2032	680,000	674,234
Nabors Industries Ltd.144A	7.50	1-15-2028	440,000	440,568
Nabors Industries, Inc.144A	8.88	8-15-2031	410,000	400,365
Nabors Industries, Inc.144A	9.13	1-31-2030	915,000	959,323
				5,640,325
Oil & gas services: 1.39%
Archrock Partners LP/Archrock Partners Finance Corp.144A	6.63	9-1-2032	855,000	880,414
Bristow Group, Inc.144A	6.88	3-1-2028	1,175,000	1,183,578
Oceaneering International, Inc.	6.00	2-1-2028	730,000	741,192
SESI LLC144A	7.88	9-30-2030	385,000	383,087
USA Compression Partners LP/USA Compression Finance Corp.144A	6.25	10-1-2033	170,000	171,524
				3,359,795
Pipelines: 6.00%
Antero Midstream Partners LP/Antero Midstream Finance Corp.144A	5.75	10-15-2033	495,000	497,447
Buckeye Partners LP144A	6.88	7-1-2029	1,175,000	1,223,948
CQP Holdco LP/BIP-V Chinook Holdco LLC144A	5.50	6-15-2031	375,000	371,941
CQP Holdco LP/BIP-V Chinook Holdco LLC144A	7.50	12-15-2033	1,480,000	1,603,240
Excelerate Energy LP144A	8.00	5-15-2030	965,000	1,028,108
Harvest Midstream I LP144A	7.50	9-1-2028	1,115,000	1,130,796
Hess Midstream Operations LP144A	5.50	10-15-2030	200,000	202,085
Hess Midstream Operations LP144A	6.50	6-1-2029	240,000	248,347
Kinetik Holdings LP144A	5.88	6-15-2030	650,000	655,181
Prairie Acquiror LP144A	9.00	8-1-2029	850,000	878,610
Rockies Express Pipeline LLC144A	6.75	3-15-2033	400,000	419,674
Rockies Express Pipeline LLC144A	6.88	4-15-2040	1,200,000	1,247,517
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.144A	6.00	12-31-2030	1,350,000	1,345,500
Venture Global LNG, Inc.144A	8.38	6-1-2031	850,000	852,100
Venture Global LNG, Inc.144A	9.88	2-1-2032	765,000	796,466
See accompanying notes to portfolio of investments
Allspring High Yield Bond Fund | 5

Portfolio of investments—November 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Pipelines(continued)
Venture Global LNG, Inc. (5 Year Treasury Constant Maturity+5.44%)144Aʊ±	9.00%	9-30-2029	$760,000	$646,976
Venture Global Plaquemines LNG LLC144A	7.50	5-1-2033	1,220,000	1,329,405
				14,477,341
Financial: 11.34%
Banks: 0.25%
Citigroup, Inc. Series X (5 Year Treasury Constant Maturity+3.42%)ʊ±	3.88	2-18-2026	600,000	597,621
Diversified financial services: 5.30%
Azorra Finance Ltd.144A	7.25	1-15-2031	590,000	615,850
Encore Capital Group, Inc.144A	9.25	4-1-2029	925,000	973,586
EZCORP, Inc.144A	7.38	4-1-2032	680,000	712,881
Jane Street Group/JSG Finance, Inc.144A	6.13	11-1-2032	565,000	574,767
Jane Street Group/JSG Finance, Inc.144A	6.75	5-1-2033	455,000	475,875
Jane Street Group/JSG Finance, Inc.144A	7.13	4-30-2031	1,040,000	1,095,565
Jefferies Finance LLC/JFIN Co-Issuer Corp.144A	6.63	10-15-2031	385,000	375,742
Jefferson Capital Holdings LLC144A	8.25	5-15-2030	390,000	407,997
Jefferson Capital Holdings LLC144A	9.50	2-15-2029	670,000	707,395
Navient Corp.	11.50	3-15-2031	1,135,000	1,268,429
OneMain Finance Corp.	7.88	3-15-2030	1,280,000	1,354,766
PRA Group, Inc.144A	5.00	10-1-2029	765,000	707,380
Rocket Cos., Inc.144A	6.13	8-1-2030	450,000	467,128
Rocket Cos., Inc.144A	7.13	2-1-2032	1,050,000	1,103,941
United Wholesale Mortgage LLC144A	5.50	4-15-2029	1,600,000	1,583,451
United Wholesale Mortgage LLC144A	6.25	3-15-2031	355,000	356,569
				12,781,322
Insurance: 1.71%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer144A	7.38	10-1-2032	2,055,000	2,124,508
AmWINS Group, Inc.144A	6.38	2-15-2029	735,000	755,308
HUB International Ltd.144A	7.25	6-15-2030	205,000	214,796
HUB International Ltd.144A	7.38	1-31-2032	1,000,000	1,040,503
				4,135,115
REITs: 4.08%
Blackstone Mortgage Trust, Inc.144A	7.75	12-1-2029	745,000	781,725
Brandywine Operating Partnership LP	6.13	1-15-2031	410,000	405,376
Brandywine Operating Partnership LP	8.88	4-12-2029	1,950,000	2,112,006
Iron Mountain, Inc.144A	4.50	2-15-2031	1,775,000	1,697,693
Iron Mountain, Inc.144A	5.25	7-15-2030	360,000	356,862
MPT Operating Partnership LP/MPT Finance Corp.144A	8.50	2-15-2032	925,000	977,525
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer144A	7.00	2-1-2030	620,000	632,982
RHP Hotel Properties LP/RHP Finance Corp.144A	6.50	6-15-2033	665,000	691,047
Service Properties Trust144A	8.63	11-15-2031	340,000	356,910
Starwood Property Trust, Inc.144A	6.50	7-1-2030	1,100,000	1,148,323
See accompanying notes to portfolio of investments
6 | Allspring High Yield Bond Fund

Portfolio of investments—November 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
REITs(continued)
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC144A	6.00%	1-15-2030	$365,000	$336,623
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC144A	8.63	6-15-2032	370,000	354,785
				9,851,857
Industrial: 6.86%
Aerospace/defense: 1.07%
Spirit AeroSystems, Inc.144A	9.75	11-15-2030	1,210,000	1,325,690
TransDigm, Inc.144A	6.63	3-1-2032	1,200,000	1,247,248
				2,572,938
Building materials: 2.17%
Builders FirstSource, Inc.144A	6.38	3-1-2034	965,000	1,003,713
Camelot Return Merger Sub, Inc.144A	8.75	8-1-2028	900,000	752,625
CP Atlas Buyer, Inc.144A	9.75	7-15-2030	575,000	581,691
EMRLD Borrower LP/Emerald Co-Issuer, Inc.144A	6.63	12-15-2030	1,275,000	1,321,350
Quikrete Holdings, Inc.144A	6.38	3-1-2032	325,000	337,478
Quikrete Holdings, Inc.144A	6.75	3-1-2033	700,000	728,866
Standard Building Solutions, Inc.144A	6.25	8-1-2033	500,000	512,823
				5,238,546
Electrical components & equipment: 0.87%
Energizer Holdings, Inc.144A	4.38	3-31-2029	1,095,000	1,041,734
WESCO Distribution, Inc.144A	6.63	3-15-2032	1,000,000	1,048,890
				2,090,624
Electronics: 0.14%
Sensata Technologies, Inc.144A	6.63	7-15-2032	320,000	334,521
Environmental control: 0.25%
Clean Harbors, Inc.144A	6.38	2-1-2031	600,000	616,685
Miscellaneous manufacturing: 0.29%
Entegris, Inc.144A	5.95	6-15-2030	690,000	706,363
Packaging & containers: 1.15%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC144A	6.00	6-15-2027	1,275,000	1,275,000
Clydesdale Acquisition Holdings, Inc.144A	6.88	1-15-2030	385,000	390,894
Clydesdale Acquisition Holdings, Inc.144A	8.75	4-15-2030	1,110,000	1,111,742
				2,777,636
Transportation: 0.38%
Genesee & Wyoming, Inc.144A	6.25	4-15-2032	900,000	925,446
Trucking & leasing: 0.54%
FTAI Aviation Investors LLC144A	7.00	5-1-2031	1,100,000	1,152,305
FTAI Aviation Investors LLC144A	7.00	6-15-2032	150,000	157,320
				1,309,625
See accompanying notes to portfolio of investments
Allspring High Yield Bond Fund | 7

Portfolio of investments—November 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Technology: 4.37%
Computers: 0.72%
Diebold Nixdorf, Inc.144A	7.75%	3-31-2030	$1,005,000	$1,067,029
Insight Enterprises, Inc.144A	6.63	5-15-2032	650,000	665,444
				1,732,473
Office/business equipment: 0.45%
Zebra Technologies Corp.144A	6.50	6-1-2032	1,060,000	1,098,992
Software: 3.20%
AthenaHealth Group, Inc.144A	6.50	2-15-2030	650,000	645,546
Central Parent, Inc./CDK Global, Inc.144A	7.25	6-15-2029	275,000	227,397
Cloud Software Group, Inc.144A	8.25	6-30-2032	1,350,000	1,422,087
Cloud Software Group, Inc.144A	9.00	9-30-2029	2,230,000	2,300,319
CoreWeave, Inc.144A	9.00	2-1-2031	340,000	307,664
Ellucian Holdings, Inc.144A	6.50	12-1-2029	1,015,000	1,028,859
Rocket Software, Inc.144A	6.50	2-15-2029	245,000	238,559
Rocket Software, Inc.144A	9.00	11-28-2028	1,100,000	1,133,316
SS&C Technologies, Inc.144A	6.50	6-1-2032	400,000	416,276
				7,720,023
Utilities: 4.29%
Electric: 4.29%
AES Corp. (5 Year Treasury Constant Maturity+2.89%)±	6.95	7-15-2055	855,000	834,069
AES Corp. (5 Year Treasury Constant Maturity+3.20%)±	7.60	1-15-2055	1,160,000	1,183,337
Edison International (5 Year Treasury Constant Maturity+3.86%)±	8.13	6-15-2053	795,000	820,940
EUSHI Finance, Inc. (5 Year Treasury Constant Maturity+3.14%)±	7.63	12-15-2054	1,295,000	1,363,958
Pattern Energy Operations LP/Pattern Energy Operations, Inc.144A	4.50	8-15-2028	750,000	730,885
PG&E Corp. (5 Year Treasury Constant Maturity+3.88%)±	7.38	3-15-2055	1,315,000	1,359,518
Vistra Corp. (5 Year Treasury Constant Maturity+5.74%)144Aʊ±	7.00	12-15-2026	680,000	689,586
Vistra Corp. Series C (5 Year Treasury Constant Maturity+5.05%)144Aʊ±	8.88	1-15-2029	800,000	889,151
Vistra Operations Co. LLC144A	7.75	10-15-2031	1,005,000	1,067,502
XPLR Infrastructure Operating Partners LP144A	7.25	1-15-2029	1,380,000	1,414,265
				10,353,211
Total corporate bonds and notes (Cost $178,593,701)				183,430,451
Loans: 4.86%
Communications: 1.87%
Media: 0.63%
DIRECTV Financing LLC (U.S. SOFR 3 Month+5.25%)±	9.35	8-2-2029	935,082	935,625
EW Scripps Co. (U.S. SOFR 1 Month+5.75%)±	9.82	6-30-2028	418,299	422,658
Hubbard Radio LLC (U.S. SOFR 1 Month+4.50%)‡±	8.42	9-30-2027	467,230	163,530
				1,521,813
Telecommunications: 1.24%
CommScope, Inc. (U.S. SOFR 1 Month+4.75%)±	8.67	12-17-2029	1,630,000	1,637,694
See accompanying notes to portfolio of investments
8 | Allspring High Yield Bond Fund

Portfolio of investments—November 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Telecommunications(continued)
Connect Finco Sarl (U.S. SOFR 1 Month+4.50%)±	8.42%	9-27-2029	$478,785	$475,495
Lumen Technologies, Inc. (U.S. SOFR 1 Month+2.35%)±	6.38	4-15-2030	880,500	874,557
				2,987,746
Consumer, cyclical: 0.52%
Airlines: 0.14%
Vista Management Holding, Inc. (U.S. SOFR 3 Month+3.75%)±	7.74	4-1-2031	341,550	343,876
Housewares: 0.38%
American Greetings Corp. (U.S. SOFR 1 Month+5.75%)±	9.67	10-30-2029	926,946	908,694
Consumer, non-cyclical: 0.94%
Commercial services: 0.26%
Hertz Corp. (U.S. SOFR 1 Month+3.50%)±	7.53	6-30-2028	769,961	636,011
Healthcare-products: 0.19%
Bausch & Lomb Corp. (U.S. SOFR 1 Month+4.25%)±	8.17	1-15-2031	458,850	461,374
Healthcare-services: 0.49%
Modivcare, Inc. (U.S. SOFR 1 Month+6.75%)±	10.75	7-1-2031	1,757,253	720,474
Modivcare, Inc. (U.S. SOFR 1 Month+7.00%)‡±	10.95	2-22-2026	147,572	143,144
Modivcare, Inc. (U.S. SOFR 1 Month+7.00%)‡±	11.01	2-22-2026	87,500	84,875
Modivcare, Inc. (U.S. SOFR 3 Month+11.50%)±	15.44	1-12-2026	308,523	126,495
MPH Acquisition Holdings LLC (U.S. SOFR 3 Month+3.75%)±	7.59	12-31-2030	108,725	108,521
				1,183,509
Energy: 0.18%
Pipelines: 0.18%
Prairie Acquiror LP (U.S. SOFR 1 Month+3.75%)±	7.67	8-1-2029	443,281	445,777
Financial: 0.61%
Insurance: 0.61%
Asurion LLC (U.S. SOFR 1 Month+4.25%)±	8.17	9-19-2030	425,592	417,292
Asurion LLC (U.S. SOFR 1 Month+5.25%)±	9.28	1-31-2028	1,099,173	1,050,403
				1,467,695
Industrial: 0.36%
Aerospace/defense: 0.10%
Spirit AeroSystems, Inc. (U.S. SOFR 3 Month+4.50%)±	8.34	1-15-2027	233,795	233,502
Packaging & containers: 0.26%
Owens-Illinois, Inc. (U.S. SOFR 3 Month+3.00%)±	6.84	9-30-2032	625,000	626,044
Technology: 0.38%
Computers: 0.26%
McAfee Corp. (U.S. SOFR 1 Month+3.00%)±	6.92	3-1-2029	674,900	621,995
See accompanying notes to portfolio of investments
Allspring High Yield Bond Fund | 9

Portfolio of investments—November 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Software: 0.12%
Rocket Software, Inc. (U.S. SOFR 1 Month+3.75%)±	7.67%	11-28-2028	$300,438	$299,474
Total loans (Cost $13,321,313)				11,737,510
Yankee corporate bonds and notes: 14.09%
Communications: 4.22%
Internet: 0.71%
Rakuten Group, Inc.144A	9.75	4-15-2029	1,545,000	1,716,791
Media: 1.22%
Virgin Media Finance PLC144A	5.00	7-15-2030	550,000	486,763
Virgin Media Secured Finance PLC144A	4.50	8-15-2030	1,610,000	1,501,139
VZ Secured Financing BV144A	5.00	1-15-2032	1,050,000	954,023
				2,941,925
Telecommunications: 2.29%
Rogers Communications, Inc. (5 Year Treasury Constant Maturity+2.62%)±	7.13	4-15-2055	2,050,000	2,170,038
Telecom Italia Capital SA	7.20	7-18-2036	930,000	1,011,306
TELUS Corp. (5 Year Treasury Constant Maturity+2.77%)±	6.63	10-15-2055	1,085,000	1,111,950
Zegona Finance PLC144A	8.63	7-15-2029	1,169,000	1,238,421
				5,531,715
Consumer, cyclical: 2.14%
Airlines: 0.62%
Latam Airlines Group SA144A	7.63	1-7-2031	605,000	629,672
Latam Airlines Group SA144A	7.88	4-15-2030	835,000	874,930
				1,504,602
Auto manufacturers: 0.35%
Nissan Motor Co. Ltd.144A	8.13	7-17-2035	795,000	840,310
Entertainment: 0.52%
Banijay Entertainment SASU144A	8.13	5-1-2029	1,200,000	1,249,357
Leisure time: 0.65%
Carnival Corp.144A	5.75	8-1-2032	350,000	358,789
Carnival Corp.144A	6.13	2-15-2033	1,175,000	1,210,355
				1,569,144
Consumer, non-cyclical: 2.65%
Cosmetics/Personal Care: 0.93%
Opal Bidco SAS144A	6.50	3-31-2032	925,000	953,505
Perrigo Finance Unlimited Co.	6.13	9-30-2032	1,325,000	1,293,587
				2,247,092
Food: 0.25%
Froneri Lux Finco Sarl144A	6.00	8-1-2032	590,000	595,456
See accompanying notes to portfolio of investments
10 | Allspring High Yield Bond Fund

Portfolio of investments—November 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Healthcare-products: 0.46%
Bausch & Lomb Corp.144A	8.38%	10-1-2028	$1,060,000	$1,105,050
Pharmaceuticals: 1.01%
1261229 BC Ltd.144A	10.00	4-15-2032	1,985,000	2,052,123
Bausch Health Cos., Inc.144A	6.25	2-15-2029	485,000	397,447
				2,449,570
Energy: 0.97%
Oil & gas: 0.70%
Baytex Energy Corp.144A	8.50	4-30-2030	490,000	516,819
Borr IHC Ltd./Borr Finance LLC144A	10.00	11-15-2028	793,903	791,509
Saturn Oil & Gas, Inc.144A	9.63	6-15-2029	388,000	394,599
				1,702,927
Pipelines: 0.27%
Northriver Midstream Finance LP144A	6.75	7-15-2032	640,000	651,924
Financial: 2.40%
Banks: 1.20%
Banco del Estado de Chile (5 Year Treasury Constant Maturity+3.23%)144Aʊ±	7.95	5-2-2029	735,000	776,527
BNP Paribas SA (5 Year Treasury Constant Maturity+3.73%)144Aʊ±	8.00	8-22-2031	965,000	1,036,510
UBS Group AG (5 Year Treasury Constant Maturity+3.40%)144Aʊ±	4.88	2-12-2027	670,000	660,780
UBS Group AG (USD SOFR ICE Swap Rate 11:00am NY 5 Year+4.16%)144Aʊ±	7.75	4-12-2031	400,000	427,965
				2,901,782
Diversified financial services: 1.20%
GGAM Finance Ltd.144A	5.88	3-15-2030	1,000,000	1,011,230
Global Aircraft Leasing Co. Ltd.144A	8.75	9-1-2027	1,270,000	1,313,478
goeasy Ltd.144A	7.63	7-1-2029	575,000	570,135
				2,894,843
Industrial: 1.17%
Aerospace/defense: 0.26%
Bombardier, Inc.144A	8.75	11-15-2030	575,000	620,766
Electronics: 0.14%
Sensata Technologies BV144A	5.88	9-1-2030	325,000	329,467
Packaging & containers: 0.77%
Trivium Packaging Finance BV144A	8.25	7-15-2030	890,000	936,984
Trivium Packaging Finance BV144A	12.25	1-15-2031	875,000	932,806
				1,869,790
Technology: 0.25%
Semiconductors: 0.25%
Kioxia Holdings Corp.144A	6.63	7-24-2033	580,000	603,231
See accompanying notes to portfolio of investments
Allspring High Yield Bond Fund | 11

Portfolio of investments—November 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Utilities: 0.29%
Electric: 0.29%
Algonquin Power & Utilities Corp. (5 Year Treasury Constant Maturity+3.25%)±	4.75%	1-18-2082	$700,000	$689,716
Total yankee corporate bonds and notes (Cost $33,020,745)				34,015,458

		Yield	Shares
Short-term investments: 2.19%
Investment companies: 2.19%
Allspring Government Money Market Fund Select Class♠∞		3.93	5,280,164	5,280,164
Total short-term investments (Cost $5,280,164)				5,280,164
Total investments in securities (Cost $232,378,588)	98.61%			238,030,773
Other assets and liabilities, net	1.39			3,365,252
Total net assets	100.00%			$241,396,025

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
†	Non-income-earning security
˃
Restricted security as to resale, excluding Rule 144A securities. The Fund held restricted securities with an aggregate current value of $2,491,802 (an aggregate original cost of $1,032,751), representing 1.03% of its net assets as of period end.

‡	Security is valued using significant unobservable inputs.
±	Variable rate investment. The rate shown is the rate in effect at period end.
¥
A payment-in-kind (PIK) security is a security in which the issuer may make interest or dividend payments in cash or additional securities or a combination of both.
The rate shown is the rate in effect at period end.

♦	The security is fair valued in accordance with procedures approved by Allspring Funds Management, LLC.
ʊ	Security is perpetual in nature and has no stated maturity date. The date shown reflects the next call date.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
REIT	Real estate investment trust
SOFR	Secured Overnight Financing Rate
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$952,419	$17,959,819	$(13,632,074)	$0	$0	$5,280,164	5,280,164	$30,123
See accompanying notes to portfolio of investments
12 | Allspring High Yield Bond Fund

Notes to portfolio of investments—November 30, 2025 (unaudited)
Notes to portfolio of investments
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g., taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Equity securities and exchange-traded funds that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Loans
The Fund may invest in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. The loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. Investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When the Fund purchases participations, it generally has no rights to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund assumes the credit risk of both the borrower and the lender that is selling the participation. When the Fund purchases assignments from lenders, it acquires direct rights against the borrower on the loan and may enforce compliance by the borrower with the terms of the loan agreement. Loans may include fully funded term loans or unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments represent the remaining obligation of the Fund to the borrower. At any point in time, up to the maturity date of the issue, the borrower may demand the unfunded portion. Unfunded amounts, if any, are marked to market.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
Allspring High Yield Bond Fund | 13

Notes to portfolio of investments—November 30, 2025 (unaudited)
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of November 30, 2025:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Asset-backed securities	$0	$1,056,209	$0	$1,056,209
Common stocks
Energy	0	2,491,802	0	2,491,802
Investment Companies	0	0	19,179	19,179
Corporate bonds and notes	0	183,430,451	0	183,430,451
Loans	0	11,345,961	391,549	11,737,510
Yankee corporate bonds and notes	0	34,015,458	0	34,015,458
Short-term investments
Investment companies	5,280,164	0	0	5,280,164
Total assets	$5,280,164	$232,339,881	$410,728	$238,030,773
Additional sector, industry or geographic detail, if any, is included in the Portfolio of investments.
At November 30, 2025, the Fund had no material transfers into/out of Level 3.
14 | Allspring High Yield Bond Fund